Mineral Properties (Details Narrative) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 18, 2012 Number	Jun. 30, 2013	Mar. 31, 2013
Percentage of ownership interest aquired in mineral properties	100.00%
Number of mineral claims acquired	16
Business acquisition value	$ 10,000
Common shares issued for acquisition	1,500,000
Optionor retains a smelter royalty, percentage		2.50%	2.50%
Amount of smelter royalty retained by optioner, that can be purchased		1,000,000	1,000,000
Satisfactory Initial Geological Report [Member]
Common shares issued for acquisition	150,000
Fair value of shares issued in acquisition	15,000
Initial Work Program [Member]
Common shares issued for acquisition	150,000
Fair value of shares issued in acquisition	50,000
Completion Of Work Program [Member]
Common shares issued for acquisition	200,000
Fair value of shares issued in acquisition	$ 200,000
Ten Hole Drilling Program [Member]
Common shares issued for acquisition	1,000,000